UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06520
AMG Funds I
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
September 30
Date of reporting period:
October 01, 2024 - March 31, 2025
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG Boston Common Global Impact Fund
Class I/BRWIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about AMG Boston Common Global Impact Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Boston Common Global Impact Fund (Class I/BRWIX)	$44	0.93%
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$488,979,342
Total number of portfolio holdings	71
Net advisory fees paid	$1,911,161
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings (as of March 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Microsoft Corp. (United States)	3.6%
Apple, Inc. (United States)	3.1%
Alphabet, Inc., Class A (United States)	2.9%
NVIDIA Corp. (United States)	2.7%
BYD Co., Ltd., Class H (China)	2.6%
Netflix, Inc. (United States)	2.5%
Visa, Inc., Class A (United States)	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2.4%
Smurfit WestRock PLC (Ireland)	2.4%
Chubb, Ltd. (Switzerland)	2.3%
Top Ten as a Group	27.0%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033125            TSR007S
AMG Systematica Managed Futures Strategy Fund
Class N/SMFNX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class N/SMFNX)	$58	1.21%
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$5,596,734
Total number of portfolio holdings	240
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033125            TSR066S
AMG Systematica Managed Futures Strategy Fund
Class I/SMFIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class I/SMFIX)	$58	1.21%
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$5,596,734
Total number of portfolio holdings	240
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033125            TSR065S
AMG Systematica Managed Futures Strategy Fund
Class Z/SMFZX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class Z/SMFZX)	$58	1.21%
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$5,596,734
Total number of portfolio holdings	240
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033125            TSR067S
AMG Systematica Trend-Enhanced Markets Fund
Class N/STMBX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for March 31, 2025 (inception date). You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class N/STMBX)	$0	0.00%
Costs of a $10,000 investment would have been higher for a full reporting period.
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$6,000,000
Total number of portfolio holdings	0
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2025)
The Fund's inception date was March 31, 2025, and the Fund held a 100% cash position only.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033125            TSR100S
AMG Systematica Trend-Enhanced Markets Fund
Class I/STMIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for March 31, 2025 (inception date). You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class I/STMIX)	$0	0.00%
Costs of a $10,000 investment would have been higher for a full reporting period.
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$6,000,000
Total number of portfolio holdings	0
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2025)
The Fund's inception date was March 31, 2025, and the Fund held a 100% cash position only.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033125            TSR099S
AMG Systematica Trend-Enhanced Markets Fund
Class Z/STMZX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for March 31, 2025 (inception date). You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class Z/STMZX)	$0	0.00%
Costs of a $10,000 investment would have been higher for a full reporting period.
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$6,000,000
Total number of portfolio holdings	0
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2025)
The Fund's inception date was March 31, 2025, and the Fund held a 100% cash position only.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033125            TSR098S

AMG Veritas Global Real Return Fund
Class I/BLUEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about AMG Veritas Global Real Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Real Return Fund (Class I/BLUEX)	$58	1.16%
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$99,204,866
Total number of portfolio holdings	33
Net advisory fees paid	$392,523
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings (as of March 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Microsoft Corp. (United States)	5.5%
Unilever PLC (United Kingdom)	5.2%
Safran, S.A. (France)	5.1%
Amazon.com, Inc. (United States)	5.0%
Airbus SE (France)	4.8%
Vinci, S.A. (France)	4.3%
UnitedHealth Group, Inc. (United States)	4.2%
Alphabet, Inc., Class A (United States)	4.0%
Amadeus IT Group, S.A. (Spain)	4.0%
Diageo PLC (United Kingdom)	3.9%
Top Ten as a Group	46.0%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033125            TSR089S

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

March 31, 2025

AMG Boston Common Global Impact Fund
Class I: BRWIX

wealth.amg.com	033125	SAR074

AMG Funds Semi-Annual Financial Statements — March 31, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	5

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	6

Detail of changes in assets for the past two fiscal periods

Financial Highlights	7

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	8

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	14

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (unaudited) March 31, 2025

	Shares	Value

Common Stocks - 98.9%

Communication Services - 8.3%

Alphabet, Inc., Class A (United States)	91,536	$14,155,127

Deutsche Telekom AG (Germany)	271,500	10,023,776

Netflix, Inc. (United States)*	13,085	12,202,155

Singapore Telecommunications, Ltd. (Singapore)	1,718,500	4,358,724

Total Communication Services		40,739,782

Consumer Discretionary - 5.5%

Booking Holdings, Inc. (United States)	1,055	4,860,290

BYD Co., Ltd., Class H (China)	254,090	12,866,235

KB Home (United States)	83,167	4,833,666

Sony Group Corp. (Japan)	168,200	4,255,966

Total Consumer Discretionary		26,816,157

Consumer Staples - 4.1%

Colgate-Palmolive Co. (United States)	71,075	6,659,727

Kerry Group PLC, Class A (Ireland)	53,060	5,556,167

Sprouts Farmers Market, Inc. (United States)*	51,138	7,805,704

Total Consumer Staples		20,021,598

Financials - 20.4%

Ameriprise Financial, Inc. (United States)	9,760	4,724,914

Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)	665,899	8,064,037

Chubb, Ltd. (Switzerland)	37,670	11,375,963

HA Sustainable Infrastructure Capital, Inc. (United States)[1]	187,056	5,469,517

Hannover Rueck SE (Germany)	19,893	5,929,264

HDFC Bank, Ltd., ADR (India)	93,667	6,223,235

Intesa Sanpaolo S.p.A. (Italy)	1,361,405	7,016,233

Macquarie Group, Ltd. (Australia)	46,497	5,786,396

Morgan Stanley (United States)	52,095	6,077,924

ORIX Corp. (Japan)	532,750	11,123,237

Oversea-Chinese Banking Corp., Ltd. (Singapore)	408,400	5,234,067

PayPal Holdings, Inc. (United States)*	69,070	4,506,818

Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,019,000	6,082,363

Visa, Inc., Class A (United States)	34,635	12,138,182

Total Financials		99,752,150

Health Care - 12.0%

Danaher Corp. (United States)	31,974	6,554,670

Edwards Lifesciences Corp. (United States)*	69,993	5,073,093

Eli Lilly & Co. (United States)	11,160	9,217,156

Gilead Sciences, Inc. (United States)	60,315	6,758,296

Hologic, Inc. (United States)*	66,703	4,120,244

Merck & Co., Inc. (United States)	108,795	9,765,439

	Shares	Value

Novo Nordisk A/S, Class B (Denmark)	85,100	$5,818,996

Regeneron Pharmaceuticals, Inc. (United States)	7,030	4,458,637

Vertex Pharmaceuticals, Inc. (United States)*	14,039	6,806,388

Total Health Care		58,572,919

Industrials - 15.1%

Ashtead Group PLC (United Kingdom)	60,400	3,265,633

Carrier Global Corp. (United States)	78,122	4,952,935

HD Hyundai Electric Co., Ltd. (South Korea)	16,565	3,380,577

Keisei Electric Railway Co., Ltd. (Japan)	570,000	5,149,950

Kurita Water Industries, Ltd. (Japan)	134,400	4,156,898

Mitsubishi Electric Corp. (Japan)	314,200	5,794,565

Prysmian S.p.A. (Italy)	128,798	7,089,944

RELX PLC (United Kingdom)	146,027	7,335,037

Rexel, S.A. (France)	137,146	3,696,214

Schneider Electric SE (France)	38,955	8,992,582

Vertiv Holdings Co., Class A (United States)	86,409	6,238,730

Westinghouse Air Brake Technologies Corp. (United States)	38,859	7,047,080

Xylem, Inc. (United States)	56,804	6,785,806

Total Industrials		73,885,951

Information Technology - 22.3%

Adobe, Inc. (United States)*	12,159	4,663,341

Apple, Inc. (United States)	67,525	14,999,328

Applied Materials, Inc. (United States)	15,746	2,285,060

ASML Holding, N.V. (Netherlands)	8,710	5,764,049

Broadcom, Inc. (United States)	51,325	8,593,345

Enphase Energy, Inc. (United States)*	36,776	2,281,951

First Solar, Inc. (United States)*	24,283	3,070,100

Intuit, Inc. (United States)	11,790	7,238,942

Micron Technology, Inc. (United States)	43,057	3,741,223

Microsoft Corp. (United States)	46,960	17,628,314

NVIDIA Corp. (United States)	121,305	13,147,036

Salesforce, Inc. (United States)	28,357	7,609,884

SK Hynix, Inc. (South Korea)	45,700	6,092,086

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	71,332	11,841,112

Total Information Technology		108,955,771

Materials - 8.6%

Ball Corp. (United States)	101,015	5,259,851

CRH PLC (United States)	124,221	10,927,722

DSM-Firmenich AG (Switzerland)	45,689	4,523,125

Ecolab, Inc. (United States)	22,860	5,795,467

Smurfit WestRock PLC (Ireland)	257,835	11,618,045

The accompanying notes are an integral part of these financial statements.

2

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 8.6% (continued)

Steel Dynamics, Inc. (United States)	33,445	$4,183,301

Total Materials		42,307,511

Real Estate - 1.2%

Weyerhaeuser Co., REIT (United States)	197,928	5,795,332

Utilities - 1.4%

American Water Works Co., Inc. (United States)	46,640	6,880,333

Total Common Stocks
(Cost $475,447,963)		483,727,504

Short-Term Investments - 1.6%

Other Investment Companies - 1.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[2]	3,086,487	3,086,487

*	Non-income producing security.

[1]

Some of this security, amounting to $5,414,809 or 1.1% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[2]	4,629,731	$4,629,731

Total Short-Term Investments
(Cost $7,716,218)		7,716,218

Total Investments - 100.5%
(Cost $483,164,181)		491,443,722

Other Assets, less Liabilities - (0.5)%		(2,464,380)

Net Assets - 100.0%		$488,979,342

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2025:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$97,099,636	$11,856,135	—	$108,955,771

Financials	58,580,590	41,171,560	—	99,752,150

Industrials	25,024,551	48,861,400	—	73,885,951

Health Care	52,753,923	5,818,996	—	58,572,919

Materials	37,784,386	4,523,125	—	42,307,511

Communication Services	26,357,282	14,382,500	—	40,739,782

Consumer Discretionary	9,693,956	17,122,201	—	26,816,157

Consumer Staples	14,465,431	5,556,167	—	20,021,598

Utilities	6,880,333	—	—	6,880,333

Real Estate	5,795,332	—	—	5,795,332

Short-Term Investments

Other Investment Companies	7,716,218	—	—	7,716,218

Total Investments in Securities	$342,151,638	$149,292,084	—	$491,443,722

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities (unaudited) March 31, 2025

AMG
Boston Common
Global Impact
Fund

Assets:

Investments at value[1] (including securities on loan valued at $5,414,809)	$491,443,722

Receivable for investments sold	1,043,153

Dividend and interest receivables	953,003

Securities lending income receivable	970

Receivable from affiliate	12,248

Prepaid expenses and other assets	26,089

Total assets	493,479,185

Liabilities:

Payable for investments purchased	3,396,491

Payable for Fund shares repurchased	534,162

Accrued expenses:

Investment advisory and management fees	311,986

Administrative fees	64,107

Other	193,097

Total liabilities	4,499,843

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$488,979,342

[1] Investments at cost	$483,164,181

Net Assets Represent:

Paid-in capital	$566,652,676

Total distributable loss	(77,673,334)

Net Assets	$488,979,342

Class I:

Net Assets	$488,979,342

Shares outstanding	13,198,997

Net asset value, offering and redemption price per share	$37.05

The accompanying notes are an integral part of these financial statements.

4

Statement of Operations (unaudited) For the six months ended March 31, 2025

AMG Boston Common Global Impact Fund

Investment Income:

Dividend income	$2,390,541

Securities lending income	19,876

Foreign withholding tax	(140,507)

Total investment income	2,269,910

Expenses:

Investment advisory and management fees	1,971,505

Administrative fees	405,104

Custodian fees	52,722

Professional fees	38,006

Transfer agent fees	33,091

Trustee fees and expenses	21,916

Reports to shareholders	20,568

Registration fees	16,960

Interest expense	208

Miscellaneous	12,115

Total expenses before offsets	2,572,195

Expense reimbursements	(60,344)

Total expenses	2,511,851

Net investment loss	(241,941)

Net Realized and Unrealized Loss:

Net realized gain on investments	15,834,371

Net realized loss on foreign currency transactions	(84,083)

Net change in unrealized appreciation/depreciation on investments	(74,834,007)

Net change in unrealized appreciation/depreciation on foreign currency translations	(11,514)

Net realized and unrealized loss	(59,095,233)

Net decrease in net assets resulting from operations	$(59,337,174)

The accompanying notes are an integral part of these financial statements.

5

Statements of Changes in Net Assets For the six months ended March 31, 2025 (unaudited) and the fiscal year ended September 30, 2024

	AMG Boston Common Global Impact Fund

	March 31, 2025	September 30, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(241,941)	$2,620,368

Net realized gain (loss) on investments	15,750,288	(28,490,230)

Net change in unrealized appreciation/depreciation on investments	(74,845,521)	152,965,636

Net increase (decrease) in net assets resulting from operations	(59,337,174)	127,095,774

Distributions to Shareholders:

Class I	(6,153,567)	(3,726,011)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(34,336,261)	(73,554,780)

Total increase (decrease) in net assets	(99,827,002)	49,814,983

Net Assets:

Beginning of period	588,806,344	538,991,361

End of period	$488,979,342	$588,806,344

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

6

AMG Boston Common Global Impact Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2025 (unaudited)

		For the fiscal years ended September 30,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$41.87	$33.65	$30.31	$43.52	$56.96	$52.89

Income (loss) from Investment Operations:

Net investment income (loss)[1]	(0.02)[2]	0.17 [2]	0.17 [2]	0.28 [2,3]	0.02 [2]	(0.27)

Net realized and unrealized gain (loss) on investments	(4.35)	8.29	3.33	(13.19)	15.47	9.70

Total income (loss) from investment operations	(4.37)	8.46	3.50	(12.91)	15.49	9.43

Less Distributions to Shareholders from:

Net investment income	(0.45)	(0.24)	(0.16)	(0.10)	—	—

Net realized gain on investments	—	—	—	(0.20)	(28.93)	(5.36)

Total distributions to shareholders	(0.45)	(0.24)	(0.16)	(0.30)	(28.93)	(5.36)

Net Asset Value, End of Period	$37.05	$41.87	$33.65	$30.31	$43.52	$56.96

Total Return[4]	(10.54)%[2,5]	25.26%[2]	11.54%[2]	(29.90)%[2]	31.75%[2]	18.95%

Ratio of net expenses to average net assets	0.93%[6,7]	0.93%[7]	0.93%	0.93%	1.03%	1.11%

Ratio of gross expenses to average net assets	0.95%[6,8]	0.95%[8]	0.95%[8]	0.95%[8]	1.03%[8]	1.11%

Ratio of net investment income (loss) to average net assets	(0.09)%[2,6]	0.46%[2]	0.47%[2]	0.72%[2]	0.04%[2]	(0.51)%

Portfolio turnover	40%[5]	37%	25%	25%	202%	221%

Net assets end of period (000’s) omitted	$488,979	$588,806	$538,991	$542,323	$904,295	$835,057

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes interest expense totaling less than 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

7

Notes to Financial Statements (unaudited) March 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Boston Common Global Impact Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

8

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to mark to market on passive foreign investment companies and wash sale loss deferrals.

At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$483,164,181	$53,538,718	$(45,259,177)	$8,279,541

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2024, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$8,340,630	$89,725,042	$98,065,672

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

9

Notes to Financial Statements (continued)

For the six months ended March 31, 2025 (unaudited) and the fiscal year ended September 30, 2024, the capital stock transactions by class for the Fund were as follows:

	March 31, 2025		September 30, 2024

	Shares	Amount	Shares	Amount

Class I:

Shares sold	18,845	$739,940	28,921	$1,069,375

Shares issued in reinvestment of distributions	141,705	5,692,299	92,716	3,429,571

Shares redeemed	(1,023,301)	(40,768,500)	(2,075,256)	(78,053,726)

Net decrease	(862,751)	$(34,336,261)	(1,953,619)	$(73,554,780)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2025, the Fund had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Boston Common Asset Management, LLC (“Boston Common”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG owns a minority equity interest in Boston Common.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2025, the Fund paid an investment management fee at the annual rate of 0.73% of the average daily net assets of the Fund. The fee paid to Boston Common for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

10

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended March 31, 2025, the Investment Manager reimbursed the Fund $60,344, and did not recoup any previously reimbursed expenses. At March 31, 2025, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$160,254

1-2 years	101,419

2-3 years	125,943

Total	$387,616

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At March 31, 2025, the Fund had no interfund loans outstanding. The Fund did not lend during the six months ended March 31, 2025.

The Fund utilized the interfund lending program during the six months ended March 31, 2025 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$1,455,158	1	$208	5.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2025, were $215,030,786 and $256,593,867, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$5,414,809	—	$5,590,986	$5,590,986

11

Notes to Financial Statements (continued)

The following table summarizes the securities received as collateral for securities lending at March 31, 2025:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.125%-4.875%	04/30/25-05/15/54

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Boston Common’s investment techniques and risk analysis will produce the desired result.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

ESG Investing Risk: Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by Boston Common or any judgment exercised by Boston Common will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or Boston Common’s assessment of a company’s ESG practices may change over time. Boston Common’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Mid-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of mid-capitalization companies may pose additional risks. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Small-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

12

Notes to Financial Statements (continued)

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At March 31, 2025, the Fund had no Repurchase Agreements outstanding.

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

13

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended March 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended March 31, 2025, was $21,916, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended March 31, 2025.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

14

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Boston Common Asset Management, LLC

200 State Street

7th Floor

Boston, MA 02109

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	033125 SAR074

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

March 31, 2025

AMG Veritas Global Real Return Fund
Class I: BLUEX

wealth.amg.com	033125	SAR073

AMG Funds Semi-Annual Financial Statements — March 31, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7

Detail of changes in assets for the past two fiscal periods

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	9

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	15

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (unaudited) March 31, 2025

	Shares	Value

Common Stocks - 91.0%

Communication Services - 7.0%

Alphabet, Inc., Class A (United States)	25,802	$3,990,021

Charter Communications, Inc., Class A (United States)*,1	7,854	2,894,435

Total Communication Services		6,884,456

Consumer Discretionary - 10.8%

Amadeus IT Group, S.A. (Spain)	51,505	3,944,407

Amazon.com, Inc. (United States)*	26,070	4,960,078

Cie Financiere Richemont, S.A. (Switzerland)	10,301	1,798,204

Total Consumer Discretionary		10,702,689

Consumer Staples - 9.1%

Diageo PLC (United Kingdom)	148,056	3,869,095

Unilever PLC (United Kingdom)	87,064	5,187,441

Total Consumer Staples		9,056,536

Financials - 9.2%

Aon PLC, Class A (United Kingdom)	9,531	3,803,727

The Charles Schwab Corp. (United States)	14,820	1,160,110

Intercontinental Exchange, Inc. (United States)	12,643	2,180,917

Mastercard, Inc., Class A (United States)	3,619	1,983,646

Total Financials		9,128,400

Health Care - 18.6%

Becton Dickinson & Co. (United States)	12,279	2,812,628

Bio-Rad Laboratories, Inc., Class A (United States)*	6,096	1,484,742

The Cooper Cos., Inc. (United States)*	17,529	1,478,571

Elevance Health, Inc. (United States)	5,907	2,569,309

Sonic Healthcare, Ltd. (Australia)	85,250	1,384,194

Thermo Fisher Scientific, Inc. (United States)	6,867	3,417,019

UnitedHealth Group, Inc. (United States)	7,847	4,109,866

Zoetis, Inc. (United States)	7,378	1,214,787

Total Health Care		18,471,116

	Shares	Value

Industrials - 23.1%

Aena SME, S.A. (Spain)[2]	9,600	$2,252,200

Airbus SE (France)	27,070	4,766,640

Canadian Pacific Kansas City, Ltd. (Canada)	53,623	3,764,871

Safran, S.A. (France)	19,253	5,068,996

Siemens AG (Germany)	12,032	2,778,746

Vinci, S.A. (France)	34,082	4,296,382

Total Industrials		22,927,835

Information Technology - 10.6%

Dassault Systemes SE (France)	56,930	2,167,481

Microsoft Corp. (United States)	14,625	5,490,079

Salesforce, Inc. (United States)	10,706	2,873,062

Total Information Technology		10,530,622

Materials - 2.6%

Franco-Nevada Corp. (Canada)	16,437	2,589,814

Total Common Stocks
(Cost $81,810,025)		90,291,468

Short-Term Investments - 7.8%

Other Investment Companies - 7.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[3]	3,086,494	3,086,494

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[3]	4,629,742	4,629,742

Total Short-Term Investments
(Cost $7,716,236)		7,716,236

Total Investments - 98.8%
(Cost $89,526,261)		98,007,704

Derivatives - 0.5%[4]		507,482

Other Assets, less Liabilities - 0.7%		689,680

Net Assets - 100.0%		$99,204,866

*	Non-income producing security.

[1]

Some of this security, amounting to $2,865,321 or 2.9% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of this security amounted to $2,252,200 or 2.3% of net assets.

[3]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.

The accompanying notes are an integral part of these financial statements.

2

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

EURO STOXX 50	EUR	178	Short	06/20/25	$(9,987,341)	$375,606

S&P 500 E-Mini Index	USD	68	Short	06/20/25	(19,221,050)	131,876

					Total	$507,482

CURRENCY ABBREVIATIONS:

EUR  Euro Dollar

USD  U.S. Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2025:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$3,764,871	$19,162,964	—	$22,927,835

Health Care	17,086,922	1,384,194	—	18,471,116

Consumer Discretionary	4,960,078	5,742,611	—	10,702,689

Information Technology	8,363,141	2,167,481	—	10,530,622

Financials	9,128,400	—	—	9,128,400

Consumer Staples	—	9,056,536	—	9,056,536

Communication Services	6,884,456	—	—	6,884,456

Materials	2,589,814	—	—	2,589,814

Short-Term Investments

Other Investment Companies	7,716,236	—	—	7,716,236

Total Investments in Securities	$60,493,918	$37,513,786	—	$98,007,704

Financial Derivative Instruments - Assets

Equity Futures Contracts	$507,482	—	—	$507,482

Total Financial Derivative Instruments	$507,482	—	—	$507,482

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at March 31, 2025:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted	Statement of Assets and		Statement of Assets and
for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Equity contracts	Unrealized appreciation on futures contracts[1]	$507,482	—	—

For the six months ended March 31, 2025, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Change in
Unrealized
Derivatives not accounted	Statement of Operations	Realized	Statement of Operations	Appreciation/
for as hedging instruments	Location	Gain/(Loss)	Location	Depreciation
Net change in unrealized appreciation/
Equity contracts	Net realized loss on futures contracts	$(862,899)	depreciation on futures contracts	$1,458,231

1 The Fund had cash deposits with the futures broker of $1,328,780.

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (unaudited) March 31, 2025

AMG
Veritas Global
Real Return
Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,865,321)	$98,007,704

Cash deposits for futures contracts	1,328,780

Unrealized appreciation on futures contracts	507,482

Receivable for investments sold	252,400

Dividend and interest receivables	168,201

Securities lending income receivable	447

Receivable from affiliate	7,014

Prepaid expenses and other assets	10,754

Total assets	100,282,782

Liabilities:

Payable for investments purchased	879,199

Payable for Fund shares repurchased	1,968

Accrued expenses:

Investment advisory and management fees	74,875

Administrative fees	12,763

Shareholder service fees	4,339

Other	104,772

Total liabilities	1,077,916

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$99,204,866

[1] Investments at cost	$89,526,261

Net Assets Represent:

Paid-in capital	$96,900,488

Total distributable earnings	2,304,378

Net Assets	$99,204,866

Class I:

Net Assets	$99,204,866

Shares outstanding	2,504,268

Net asset value, offering and redemption price per share	$39.61

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations (unaudited) For the six months ended March 31, 2025

AMG
Veritas Global
Real Return
Fund

Investment Income:

Dividend income	$635,530

Interest income	612

Securities lending income	1,341

Foreign withholding tax	(31,154)

Total investment income	606,329

Expenses:

Investment advisory and management fees	435,086

Administrative fees	74,162

Shareholder servicing fees - Class I	25,215

Professional fees	21,843

Custodian fees	21,838

Registration fees	14,004

Reports to shareholders	13,566

Transfer agent fees	4,193

Trustee fees and expenses	4,013

Miscellaneous	2,659

Total expenses before offsets	616,579

Expense reimbursements	(42,563)

Total expenses	574,016

Net investment income	32,313

Net Realized and Unrealized Gain:

Net realized gain on investments	4,397,497

Net realized loss on futures contracts	(862,899)

Net realized gain on foreign currency transactions	3,497

Net change in unrealized appreciation/depreciation on investments	(4,762,238)

Net change in unrealized appreciation/depreciation on futures contracts	1,458,231

Net change in unrealized appreciation/depreciation on foreign currency translations	(2,443)

Net realized and unrealized gain	231,645

Net increase in net assets resulting from operations	$263,958

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the six months ended March 31, 2025 (unaudited) and the fiscal year ended September 30, 2024

	AMG
	Veritas Global
	Real Return
	Fund

	March 31, 2025	September 30, 2024

Increase in Net Assets Resulting From Operations:

Net investment income	$32,313	$300,645

Net realized gain on investments	3,538,095	3,071,067

Net change in unrealized appreciation/depreciation on investments	(3,306,450)	13,351,673

Net increase in net assets resulting from operations	263,958	16,723,385

Distributions to Shareholders:

Class I	(279,223)	(33,698)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(5,508,671)	(21,563,228)

Total decrease in net assets	(5,523,936)	(4,873,541)

Net Assets:

Beginning of period	104,728,802	109,602,343

End of period	$99,204,866	$104,728,802

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Veritas Global Real Return Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2025 (unaudited)

		For the fiscal years ended September 30,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$39.60	$33.99	$34.19	$41.54	$55.88	$49.78

Income (loss) from Investment Operations:

Net investment income (loss)[1]	0.01 [2]	0.10 [2]	0.03 [2]	(0.07)[2]	(0.20)[2]	(0.22)

Net realized and unrealized gain (loss) on investments	0.11	5.52	3.51	(7.28)	9.99	12.84

Total income (loss) from investment operations	0.12	5.62	3.54	(7.35)	9.79	12.62

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.01)	(0.60)	—	—	—

Net realized gain on investments	—	—	(3.14)	—	(24.01)	(6.52)

Paid in capital	—	—	—	—	(0.12)	—

Total distributions to shareholders	(0.11)	(0.01)	(3.74)	—	(24.13)	(6.52)

Net Asset Value, End of Period	$39.61	$39.60	$33.99	$34.19	$41.54	$55.88

Total Return[3]	0.31%[2,4]	16.54%[2]	11.19%[2]	(17.69)%[2]	19.79%[2,5]	27.84%

Ratio of expenses to average net assets	1.16%[6]	1.16%[7]	1.16%[7]	1.15%	1.15%	1.17%

Ratio of gross expenses to average net assets	1.25%[6,8]	1.24%[8]	1.22%[8]	1.18%[8]	1.16%[8]	1.17%

Ratio of net investment income (loss) to average net assets	0.07%[2,6]	0.27%[2]	0.09%[2]	(0.17)%[2]	(0.42)%[2]	(0.46)%

Portfolio turnover	11%[4]	33%	34%	22%	235%	215%

Net assets end of period (000’s) omitted	$99,205	$104,729	$109,602	$111,677	$164,206	$194,647

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been 19.18%.

[6]	Annualized.

[7]

Includes interest expense totaling less than 0.01% for the fiscal year ended September 30, 2024 and 0.01% for the fiscal year ended September 30, 2023 related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements (unaudited) March 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Veritas Global Real Return Fund (the “Fund”).

The Fund is non-diversified.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the

Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, futures contracts, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government

9

Notes to Financial Statements (continued)

securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to wash sale loss deferrals and mark to market of open futures contracts.

At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$89,526,261	$14,915,775	$(6,434,332)	$8,481,443

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2024, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$6,685,020	$4,353,172	$11,038,192

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

10

Notes to Financial Statements (continued)

For the six months ended March 31, 2025 (unaudited) and the fiscal year ended September 30, 2024, the capital stock transactions by class for the Fund were as follows:

	March 31, 2025		September 30, 2024

	Shares	Amount	Shares	Amount

Class I:

Shares sold	68,781	$2,725,005	117,961	$4,236,645

Shares issued in reinvestment of distributions	6,874	269,449	903	32,114

Shares redeemed	(216,382)	(8,503,125)	(697,991)	(25,831,987)

Net decrease	(140,727)	$(5,508,671)	(579,127)	$(21,563,228)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2025, the Fund had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2025, the Fund paid an investment management fee at the annual rate of 0.88% of the average daily net assets of the Fund. The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

11

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended March 31, 2025, the Investment Manager reimbursed the Fund $42,563, and did not recoup any previously reimbursed expenses. At March 31, 2025, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$57,579

1-2 years	78,808

2-3 years	92,515

Total	$228,902

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended March 31, 2025, was as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred

Class I	0.15%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At March 31, 2025, the Fund had no interfund loans outstanding. The Fund did not borrow during the six months ended March 31, 2025.

The Fund utilized the interfund lending program during the six months ended March 31, 2025 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$1,352,259	3	$612	5.510%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2025, were $10,418,724 and $21,552,627, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and

12

Notes to Financial Statements (continued)

cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,865,321	—	$2,940,628	$2,940,628

The following table summarizes the securities received as collateral for securities lending at March 31, 2025:

Collateral	Coupon	Maturity
Type	Range	Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/30/25-05/15/54

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Veritas’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Leverage Risk: Borrowing and some derivative investments such as futures, forward commitment transactions and swaps may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

13

Notes to Financial Statements (continued)

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Small-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

High Cash Balance Risk: When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the

realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2025, the average monthly balances of derivative financial instruments outstanding were as follows:

Financial Futures Contracts

Average number of contracts sold	334
Average notional value of contracts sold	$39,888,315

9. FUTURES CONTRACTS

The Fund generally expects to take short positions in index futures as an alternative to selling short individual stocks in order to adjust the Fund’s exposure to a particular market and seek to preserve capital.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Fund depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Fund. The Fund pays or receives variation margin periodically. As of March 31, 2025, the Fund had total equity in the futures account of $1,836,262 which consists of cash deposited with the futures broker of $1,328,780 and unrealized appreciation on open futures contracts of $507,482.

Variation margin on futures contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as net change in unrealized appreciation (depreciation) on futures contracts until the contracts are closed, when they are recorded as net realized gain (loss) on futures contracts.

10. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4 and for futures transactions, see Note 9. At March 31, 2025, the Fund had no Repurchase Agreements outstanding.

11. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

14

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended March 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended March 31, 2025, was $4,013, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended March 31, 2025.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart's Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund's shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund's website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund's proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund's website at wealth.amg.com. To review a complete list of the Fund's portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	033125 SAR073

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

March 31, 2025

AMG Systematica Managed Futures Strategy Fund
Class N: SMFNX	Class I: SMFIX	Class Z: SMFZX

AMG Systematica Trend-Enhanced Markets Fund
Class N: STMBX	Class I: STMIX	Class Z: STMZX

wealth.amg.com	033125	SAR092

AMG Funds Semi-Annual Financial Statements — March 31, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Schedule of Portfolio Investments

AMG Systematica Managed Futures Strategy Fund	2

Consolidated Statement of Assets and Liabilities	11

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Consolidated Statement of Operations	13

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Consolidated Statements of Changes in Net Assets	14

Detail of changes in assets for the past fiscal periods

Consolidated Financial Highlights	15

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Consolidated Financial Statements	18

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	27

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (unaudited) March 31, 2025

	Principal Amount	Value

Short-Term Investments - 86.9%

Repurchase Agreements - 86.9%

Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $4,866,554 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $4,963,373)	$4,866,000	$4,866,000

Total Short-Term Investments (Cost $4,866,000)		4,866,000

[1]

Includes Futures Contracts, Forward Foreign Currency Exchange Contracts and Forward Commodity Exchange Contracts. Please refer to the Open Futures Contracts table, Open Forward Foreign Currency Exchange Contracts table and Open Forward Commodity Exchange Contracts table for the details.

[2]

Includes cash deposits for futures contracts and forward commodity exchange contracts of $701,991, and cash deposits for forward foreign currency exchange contracts of $50,000, which equates to 13.4% of net assets.

Value

Total Investments - 86.9%
(Cost $4,866,000)	$4,866,000

Derivatives - 0.7%[1]	37,930

Other Assets, less Liabilities - 12.4%[2]	692,804

Net Assets - 100.0%	$5,596,734

Open Futures Contracts

					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)

3 Month CORRA	CAD	5	Long	12/16/25	$848,694	$1,186

90 Day Bank Accepted Bill	AUD	5	Long	06/12/25	3,094,643	(487)

CAC 40	EUR	3	Long	04/17/25	253,138	(11,105)

Canadian 10 Year Government Bond	CAD	10	Long	06/19/25	862,722	3,382

Copper[1]	USD	2	Long	05/28/25	251,700	14,496

EURO STOXX 50	EUR	4	Long	06/20/25	224,435	(8,225)

FTSE 100 Index	GBP	4	Long	06/20/25	443,949	(3,349)

FTSE China A50 Index	USD	24	Long	04/29/25	320,016	(3,304)

Gold[1]	USD	2	Long	06/26/25	630,060	23,326

Hang Seng China Enterprises Index	HKD	2	Long	04/29/25	109,478	(2,271)

Hang Seng Index	HKD	1	Long	04/29/25	148,828	(3,055)

Korea 10-Year Government Bond	KRW	8	Long	06/17/25	648,149	2,438

Korea 3-Year Government Bond	KRW	23	Long	06/17/25	1,670,839	1,468

Live Cattle[1]	USD	2	Long	06/30/25	162,920	1,705

MSCI Singapore Index	SGD	1	Long	04/29/25	29,009	207

Natural Gas[1]	USD	1	Long	04/28/25	41,190	4,838

Natural Gas[1]	USD	1	Long	05/28/25	42,570	4,528

Natural Gas[1]	USD	1	Long	06/26/25	44,740	6,698

Natural Gas[1]	USD	1	Long	07/29/25	45,450	(2,822)

OMX Stockholm 30	SEK	1	Long	04/16/25	24,627	(1,848)

S&P/TSX 60 Index Standard	CAD	1	Long	06/19/25	208,137	3,069

Short-Term Euro-BTP	EUR	7	Long	06/06/25	813,603	73

Silver[1]	USD	2	Long	05/28/25	346,110	10,206

Sugar #11[1]	USD	1	Long	06/30/25	20,888	(495)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)

Topix Index	JPY	1	Long	06/12/25	$177,479	$(7,901)

U.S. Treasury 10 Year Note	USD	1	Long	06/18/25	111,219	(423)

U.S. Treasury 2 Year Note	USD	2	Long	06/30/25	414,344	(189)

U.S. Treasury 5 Year Note	USD	1	Long	06/30/25	108,156	(71)

3 Month Euribor	EUR	1	Short	09/13/27	(264,040)	(419)

Australian 10 Year Treasury Bond	AUD	4	Short	06/16/25	(281,581)	(1,292)

Australian 3 Year Treasury Bond	AUD	7	Short	06/16/25	(465,842)	(1,054)

Canola[1]	CAD	5	Short	05/14/25	(42,563)	(2,681)

Corn[1]	USD	7	Short	05/14/25	(160,038)	(604)

E-mini Russell 2000 Index	USD	1	Short	06/20/25	(101,355)	1,689

Euro-Bobl	EUR	2	Short	06/06/25	(254,733)	551

Euro-BTP	EUR	2	Short	06/06/25	(254,149)	(1,731)

Euro-Bund	EUR	1	Short	06/06/25	(139,304)	3,200

Euro-Buxl	EUR	1	Short	06/06/25	(128,956)	21

Euro-OAT	EUR	6	Short	06/06/25	(795,988)	1,739

Euro-Schatz	EUR	2	Short	06/06/25	(231,301)	(601)

FTSE Taiwan Index	USD	1	Short	04/29/25	(69,510)	5,193

ICE Low Sulphur Gasoil[1]	USD	1	Short	06/12/25	(67,675)	(3,476)

ICE Low Sulphur Gasoil[1]	USD	1	Short	07/10/25	(67,275)	(2,576)

Japan 10 Year Government Bond	JPY	2	Short	06/13/25	(1,845,456)	(7,771)

Lean Hogs[1]	USD	1	Short	06/13/25	(38,110)	1,308

Long Gilt	GBP	6	Short	06/26/25	(710,643)	461

NIFTY 50 Index	USD	5	Short	04/24/25	(233,685)	5,265

SET50 Index	THB	38	Short	06/27/25	(163,649)	3,935

SFE SPI 200 Index	AUD	3	Short	06/19/25	(369,146)	2,620

SGX Nikkei 225 Index	JPY	1	Short	06/12/25	(118,991)	6,484

Soybean[1]	USD	5	Short	05/14/25	(253,688)	(824)

Soybean Meal[1]	USD	7	Short	05/14/25	(204,890)	7,571

Soybean Oil[1]	USD	7	Short	05/14/25	(188,538)	(12,810)

Wheat[1]	USD	8	Short	05/14/25	(214,800)	8,402

					Total	$44,675

1 Investment is held by AMG Systematica Subsidiary Fund I, a wholly-owned subsidiary of AMG Systematica Managed Futures Strategy Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Dollar

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

KRW	South Korean Won

SEK	Sweden Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

Open Forward Foreign Currency Exchange Contracts

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Depreciation

Australian Dollar	100,000	U.S. Dollar	63,882	04/16/25	UBS AG	$(1,389)

Australian Dollar	100,000	U.S. Dollar	63,172	04/16/25	UBS AG	(679)

Australian Dollar	100,000	U.S. Dollar	63,376	04/16/25	UBS AG	(883)

Canadian Dollar	738	U.S. Dollar	515	04/01/25	UBS AG	(2)

Canadian Dollar	12,113	U.S. Dollar	8,409	04/16/25	UBS AG	15

Canadian Dollar	738	U.S. Dollar	514	04/16/25	UBS AG	(1)

Canadian Dollar	12,113	U.S. Dollar	8,435	04/16/25	UBS AG	(11)

Canadian Dollar	143,484	U.S. Dollar	100,680	04/16/25	UBS AG	(895)

Canadian Dollar	7,424	U.S. Dollar	5,156	04/16/25	UBS AG	8

Canadian Dollar	5,067	U.S. Dollar	3,552	04/16/25	UBS AG	(28)

Canadian Dollar	655	U.S. Dollar	457	04/16/25	UBS AG	(2)

Canadian Dollar	6,229	U.S. Dollar	4,360	04/16/25	UBS AG	(28)

Canadian Dollar	141,853	U.S. Dollar	98,806	04/16/25	UBS AG	(155)

Canadian Dollar	1,729	U.S. Dollar	1,211	04/16/25	UBS AG	(8)

Swiss Franc	480	U.S. Dollar	545	04/01/25	UBS AG	(2)

Swiss Franc	1	U.S. Dollar	1	04/01/25	UBS AG	(0)[1]

Swiss Franc	89,403	U.S. Dollar	101,866	04/16/25	UBS AG	(618)

Swiss Franc	421	U.S. Dollar	477	04/16/25	UBS AG	(0)[1]

Swiss Franc	481	U.S. Dollar	548	04/16/25	UBS AG	(3)

Swiss Franc	89,165	U.S. Dollar	101,683	04/16/25	UBS AG	(704)

Swiss Franc	1,370	U.S. Dollar	1,566	04/16/25	UBS AG	(14)

Swiss Franc	925	U.S. Dollar	1,059	04/16/25	UBS AG	(11)

Euro	100,000	U.S. Dollar	108,307	04/01/25	UBS AG	(171)

Euro	100,000	U.S. Dollar	108,119	04/02/25	UBS AG	23

Euro	100,000	U.S. Dollar	108,981	04/16/25	UBS AG	(758)

Euro	100,000	U.S. Dollar	108,191	04/16/25	UBS AG	32

Euro	100,000	U.S. Dollar	109,268	04/16/25	UBS AG	(1,045)

Euro	200,000	U.S. Dollar	217,092	04/16/25	UBS AG	(645)

Euro	200,000	U.S. Dollar	213,847	04/16/25	UBS AG	2,599

Euro	100,000	U.S. Dollar	108,402	04/16/25	UBS AG	(179)

British Pound	100,000	U.S. Dollar	129,701	04/16/25	UBS AG	(531)

British Pound	100,000	U.S. Dollar	128,918	04/16/25	UBS AG	252

British Pound	50,000	U.S. Dollar	64,438	04/16/25	UBS AG	147

British Pound	100,000	U.S. Dollar	129,339	04/16/25	UBS AG	(169)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Depreciation

British Pound	100,000	U.S. Dollar	129,318	04/16/25	UBS AG	$(148)

British Pound	100,000	U.S. Dollar	128,228	04/16/25	UBS AG	942

Japanese Yen	101,870	U.S. Dollar	674	04/01/25	UBS AG	5

Japanese Yen	189,835	U.S. Dollar	1,274	04/16/25	UBS AG	(6)

Japanese Yen	14,745,252	U.S. Dollar	100,540	04/16/25	UBS AG	(2,056)

Japanese Yen	14,209	U.S. Dollar	96	04/16/25	UBS AG	(1)

Japanese Yen	14,789,834	U.S. Dollar	99,684	04/16/25	UBS AG	(902)

Japanese Yen	30,248	U.S. Dollar	204	04/16/25	UBS AG	(2)

Japanese Yen	151,538	U.S. Dollar	1,009	04/16/25	UBS AG	3

Japanese Yen	43,412	U.S. Dollar	291	04/16/25	UBS AG	(1)

Japanese Yen	597	U.S. Dollar	4	04/16/25	UBS AG	(0)[1]

Japanese Yen	28,279	U.S. Dollar	189	04/16/25	UBS AG	(0)[1]

Japanese Yen	116,086	U.S. Dollar	779	04/16/25	UBS AG	(3)

Japanese Yen	101,569	U.S. Dollar	684	04/16/25	UBS AG	(5)

Japanese Yen	34,359	U.S. Dollar	231	04/16/25	UBS AG	(2)

Japanese Yen	67,503	U.S. Dollar	458	04/16/25	UBS AG	(7)

Japanese Yen	15,289,685	U.S. Dollar	101,998	04/16/25	UBS AG	123

Japanese Yen	15,062,865	U.S. Dollar	101,906	05/21/25	UBS AG	(905)

Norwegian Krone	10,718	U.S. Dollar	1,021	04/01/25	UBS AG	(2)

Norwegian Krone	210,751	U.S. Dollar	20,000	04/02/25	UBS AG	32

Norwegian Krone	843,221	U.S. Dollar	80,000	04/02/25	UBS AG	149

Norwegian Krone	1,884	U.S. Dollar	177	04/16/25	UBS AG	2

Norwegian Krone	15,486	U.S. Dollar	1,438	04/16/25	UBS AG	35

Norwegian Krone	2,275,215	U.S. Dollar	210,065	04/16/25	UBS AG	6,198

Norwegian Krone	1,076,271	U.S. Dollar	101,018	04/16/25	UBS AG	1,283

Norwegian Krone	1,048,001	U.S. Dollar	98,911	04/16/25	UBS AG	704

Norwegian Krone	11,545	U.S. Dollar	1,099	04/16/25	UBS AG	(2)

Norwegian Krone	30,899	U.S. Dollar	2,788	04/16/25	UBS AG	149

Norwegian Krone	12,286	U.S. Dollar	1,167	04/16/25	UBS AG	1

Norwegian Krone	7,129	U.S. Dollar	674	04/16/25	UBS AG	4

Norwegian Krone	1,093,291	U.S. Dollar	100,514	04/16/25	UBS AG	3,405

New Zealand Dollar	300,000	U.S. Dollar	174,940	04/16/25	UBS AG	(4,544)

Sweden Krona	21,379	U.S. Dollar	2,114	04/16/25	UBS AG	15

Sweden Krona	10,776	U.S. Dollar	1,076	04/16/25	UBS AG	(3)

Sweden Krona	2,441	U.S. Dollar	242	04/16/25	UBS AG	1

Sweden Krona	27,750	U.S. Dollar	2,749	04/16/25	UBS AG	14

Sweden Krona	1,007,093	U.S. Dollar	99,869	04/16/25	UBS AG	419

Sweden Krona	2,013,151	U.S. Dollar	197,925	04/16/25	UBS AG	2,547

U.S. Dollar	21,828	Australian Dollar	35,093	04/02/25	UBS AG	(100)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Depreciation

U.S. Dollar	5,820	Australian Dollar	9,346	04/02/25	UBS AG	$(20)

U.S. Dollar	20,348	Australian Dollar	32,710	04/02/25	UBS AG	(91)

U.S. Dollar	14,227	Australian Dollar	22,851	04/02/25	UBS AG	(51)

U.S. Dollar	62,913	Australian Dollar	100,000	04/16/25	UBS AG	420

U.S. Dollar	220,036	Australian Dollar	350,000	04/16/25	UBS AG	1,310

U.S. Dollar	62,972	Australian Dollar	100,000	04/16/25	UBS AG	479

U.S. Dollar	31,471	Australian Dollar	50,000	04/16/25	UBS AG	224

U.S. Dollar	62,137	Australian Dollar	100,000	04/16/25	UBS AG	(356)

U.S. Dollar	62,927	Australian Dollar	100,000	04/16/25	UBS AG	434

U.S. Dollar	62,978	Australian Dollar	100,000	04/16/25	UBS AG	485

U.S. Dollar	62,749	Australian Dollar	100,000	04/16/25	UBS AG	256

U.S. Dollar	513	Canadian Dollar	738	04/01/25	UBS AG	1

U.S. Dollar	3,176	Canadian Dollar	4,558	04/16/25	UBS AG	6

U.S. Dollar	146,497	Canadian Dollar	211,032	04/16/25	UBS AG	(265)

U.S. Dollar	675	Canadian Dollar	965	04/16/25	UBS AG	4

U.S. Dollar	1,624	Canadian Dollar	2,325	04/16/25	UBS AG	7

U.S. Dollar	146,947	Canadian Dollar	211,032	04/16/25	UBS AG	185

U.S. Dollar	949	Canadian Dollar	1,358	04/16/25	UBS AG	5

U.S. Dollar	103,408	Canadian Dollar	148,921	04/16/25	UBS AG	(159)

U.S. Dollar	102,734	Canadian Dollar	148,560	04/16/25	UBS AG	(581)

U.S. Dollar	1,215	Canadian Dollar	1,735	04/16/25	UBS AG	9

U.S. Dollar	552	Canadian Dollar	794	04/16/25	UBS AG	0	[1]

U.S. Dollar	191,558	Canadian Dollar	274,312	04/16/25	UBS AG	789

U.S. Dollar	13,337	Canadian Dollar	19,155	04/16/25	UBS AG	16

U.S. Dollar	114,909	Canadian Dollar	165,037	04/16/25	UBS AG	134

U.S. Dollar	1	Canadian Dollar	1	04/16/25	UBS AG	0	[1]

U.S. Dollar	99,327	Canadian Dollar	142,028	04/16/25	UBS AG	554

U.S. Dollar	547	Swiss Franc	481	04/01/25	UBS AG	3

U.S. Dollar	1	Swiss Franc	1	04/02/25	UBS AG	0	[1]

U.S. Dollar	1	Swiss Franc	1	04/02/25	UBS AG	0	[1]

U.S. Dollar	220	Swiss Franc	194	04/16/25	UBS AG	0	[1]

U.S. Dollar	3,898	Swiss Franc	3,497	04/16/25	UBS AG	(62)

U.S. Dollar	482	Swiss Franc	424	04/16/25	UBS AG	2

U.S. Dollar	778	Swiss Franc	685	04/16/25	UBS AG	2

U.S. Dollar	1,784	Swiss Franc	1,572	04/16/25	UBS AG	4

U.S. Dollar	138,753	Swiss Franc	121,160	04/16/25	UBS AG	1,541

U.S. Dollar	180	Swiss Franc	159	04/16/25	UBS AG	0	[1]

U.S. Dollar	1	Swiss Franc	1	04/16/25	UBS AG	0	[1]

U.S. Dollar	124,708	Swiss Franc	108,954	04/16/25	UBS AG	1,319

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Depreciation

U.S. Dollar	138,168	Swiss Franc	121,159	04/16/25	UBS AG	$957

U.S. Dollar	6,106	Euro	5,634	04/01/25	UBS AG	14

U.S. Dollar	7,537	Euro	6,952	04/01/25	UBS AG	19

U.S. Dollar	15,258	Euro	14,085	04/01/25	UBS AG	27

U.S. Dollar	29,181	Euro	26,916	04/01/25	UBS AG	75

U.S. Dollar	18,251	Euro	16,835	04/01/25	UBS AG	46

U.S. Dollar	16,787	Euro	15,493	04/01/25	UBS AG	33

U.S. Dollar	15,261	Euro	14,085	04/01/25	UBS AG	30

U.S. Dollar	3,216	Euro	2,981	04/02/25	UBS AG	(8)

U.S. Dollar	17,632	Euro	16,345	04/02/25	UBS AG	(44)

U.S. Dollar	5,490	Euro	5,089	04/02/25	UBS AG	(14)

U.S. Dollar	28,557	Euro	26,475	04/02/25	UBS AG	(73)

U.S. Dollar	25,557	Euro	23,665	04/02/25	UBS AG	(35)

U.S. Dollar	27,452	Euro	25,445	04/02/25	UBS AG	(65)

U.S. Dollar	108,392	Euro	100,000	04/16/25	UBS AG	169

U.S. Dollar	104,150	Euro	100,000	04/16/25	UBS AG	(4,074)

U.S. Dollar	107,336	Euro	100,000	04/16/25	UBS AG	(887)

U.S. Dollar	429,346	Euro	400,000	04/16/25	UBS AG	(3,547)

U.S. Dollar	64,438	British Pound	50,000	04/16/25	UBS AG	(147)

U.S. Dollar	64,179	British Pound	50,000	04/16/25	UBS AG	(406)

U.S. Dollar	64,179	British Pound	50,000	04/16/25	UBS AG	(406)

U.S. Dollar	2	Japanese Yen	301	04/01/25	UBS AG	(0)[1]

U.S. Dollar	683	Japanese Yen	101,569	04/01/25	UBS AG	5

U.S. Dollar	706	Japanese Yen	105,451	04/02/25	UBS AG	3

U.S. Dollar	1	Japanese Yen	149	04/02/25	UBS AG	0 [1]

U.S. Dollar	16	Japanese Yen	2,397	04/16/25	UBS AG	0 [1]

U.S. Dollar	390	Japanese Yen	57,128	04/16/25	UBS AG	9

U.S. Dollar	164	Japanese Yen	24,284	04/16/25	UBS AG	1

U.S. Dollar	99,554	Japanese Yen	14,961,111	04/16/25	UBS AG	(373)

U.S. Dollar	536	Japanese Yen	80,031	04/16/25	UBS AG	1

U.S. Dollar	1,577	Japanese Yen	235,572	04/16/25	UBS AG	4

U.S. Dollar	99,809	Japanese Yen	14,909,727	04/16/25	UBS AG	225

U.S. Dollar	100,923	Japanese Yen	15,164,780	04/16/25	UBS AG	(364)

U.S. Dollar	164	Japanese Yen	24,284	04/16/25	UBS AG	1

U.S. Dollar	1,069	Japanese Yen	159,160	04/16/25	UBS AG	6

U.S. Dollar	200	Japanese Yen	29,644	04/16/25	UBS AG	2

U.S. Dollar	1,021	Norwegian Krone	10,718	04/01/25	UBS AG	2

U.S. Dollar	73	Norwegian Krone	770	04/02/25	UBS AG	(0)[1]

U.S. Dollar	21	Norwegian Krone	220	04/16/25	UBS AG	0 [1]

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty		Depreciation

U.S. Dollar	668	Norwegian Krone	7,058	04/16/25	UBS AG		$(3)

U.S. Dollar	1,402	Norwegian Krone	14,907	04/16/25	UBS AG		(15)

U.S. Dollar	510	Norwegian Krone	5,364	04/16/25	UBS AG		0 [1]

U.S. Dollar	641	Norwegian Krone	6,748	04/16/25	UBS AG		(0)[1]

U.S. Dollar	271	Norwegian Krone	2,871	04/16/25	UBS AG		(1)

U.S. Dollar	201,427	Norwegian Krone	2,186,018	04/16/25	UBS AG		(6,357)

U.S. Dollar	1,021	Norwegian Krone	10,718	04/16/25	UBS AG		2

U.S. Dollar	109,579	Norwegian Krone	1,189,224	04/16/25	UBS AG		(3,459)

U.S. Dollar	3,528	Norwegian Krone	39,660	04/16/25	UBS AG		(242)

U.S. Dollar	879	Norwegian Krone	9,217	04/16/25	UBS AG		3

U.S. Dollar	107	Norwegian Krone	1,149	04/16/25	UBS AG		(2)

U.S. Dollar	36,653	New Zealand Dollar	64,846	04/02/25	UBS AG		(165)

U.S. Dollar	3,861	New Zealand Dollar	6,826	04/02/25	UBS AG		(15)

U.S. Dollar	12,168	New Zealand Dollar	21,502	04/02/25	UBS AG		(40)

U.S. Dollar	3,859	New Zealand Dollar	6,826	04/02/25	UBS AG		(16)

U.S. Dollar	57,230	New Zealand Dollar	100,000	04/16/25	UBS AG		431

U.S. Dollar	147,440	New Zealand Dollar	257,692	04/16/25	UBS AG		1,075

U.S. Dollar	61,553	New Zealand Dollar	107,747	04/16/25	UBS AG		354

U.S. Dollar	133,445	New Zealand Dollar	234,561	04/16/25	UBS AG		218

U.S. Dollar	56,168	New Zealand Dollar	100,000	04/16/25	UBS AG		(631)

U.S. Dollar	1,600	Sweden Krona	16,036	04/02/25	UBS AG		4

U.S. Dollar	875	Sweden Krona	8,824	04/16/25	UBS AG		(4)

U.S. Dollar	383	Sweden Krona	3,840	04/16/25	UBS AG		1

U.S. Dollar	2,790	Sweden Krona	28,050	04/16/25	UBS AG		(3)

U.S. Dollar	1,683	Sweden Krona	16,894	04/16/25	UBS AG		0 [1]

U.S. Dollar	1,363	Sweden Krona	13,787	04/16/25	UBS AG		(10)

						Total	$(9,598)

[1]	Dollar figures shown as $0 and ($0) are less than $0.50 and ($0.50), respectively.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Open Forward Commodity Exchange Contracts 1

					Unrealized
					Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty		(Depreciation)

04/14/25	LME Copper 25 tonnes Grade A copper	United States Dollar $228,419	JPMorgan Chase		$13,635

04/14/25	United States Dollar $228,346	LME Copper 25 tonnes Grade A copper	JPMorgan Chase		(13,562)

05/19/25	LME Copper 25 tonnes Grade A copper	United States Dollar $246,998	JPMorgan Chase		4,586

05/19/25	LME Primary Aluminum 60 tonnes	United States Dollar $202,448	JPMorgan Chase		12,742

05/19/25	United States Dollar $196,840	LME Primary Aluminum 60 tonnes	JPMorgan Chase		(7,133)

05/19/25	United States Dollar $245,352	LME Copper 25 tonnes Grade A copper	JPMorgan Chase		(2,941)

06/16/25	United States Dollar $247,156	LME Copper 25 tonnes Grade A copper	JPMorgan Chase		(4,474)

				Total	$2,853

1 Investments are held by AMG Systematica Subsidiary Fund I and are non-deliverable contracts that are settled with the counterparty in cash.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Short-Term Investments

Repurchase Agreements	—	$4,866,000	—	$4,866,000

Total Investments in Securities	—	$4,866,000	—	$4,866,000

Financial Derivative Instruments - Assets

Commodity Futures Contracts	$83,078	—	—	$83,078

Equity Futures Contracts	28,462	—	—	28,462

Forward Commodity Exchange Contracts	30,963	—	—	30,963

Forward Foreign Currency Exchange Contracts	—	$31,013	—	31,013

Interest Rate Futures Contracts	14,519	—	—	14,519

Financial Derivative Instruments - Liabilities

Commodity Futures Contracts	(26,288)	—	—	(26,288)

Equity Futures Contracts	(41,058)	—	—	(41,058)

Forward Commodity Exchange Contracts	(28,110)	—	—	(28,110)

Forward Foreign Currency Exchange Contracts	—	(40,611)	—	(40,611)

Interest Rate Futures Contracts	(14,038)	—	—	(14,038)

Total Financial Derivative Instruments	$47,528	$(9,598)	—	$37,930

For the fiscal period ended March 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at March 31, 2025:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity Contracts	Unrealized appreciation on futures contracts[1]	$83,078	Unrealized depreciation on futures contracts[1]	$26,288

Equity contracts	Unrealized appreciation on futures contracts[1]	28,462	Unrealized depreciation on futures contracts[1]	41,058

Forward commodity exchange contracts	Unrealized appreciation on forward commodity exchange contracts[1]	30,963	Unrealized depreciation on forward commodity exchange contracts[1]	28,110

Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	31,013	Unrealized depreciation on forward foreign currency exchange contracts	40,611

Interest rate contracts	Unrealized appreciation on futures contracts[1]	14,519	Unrealized depreciation on futures contracts[1]	14,038

	Totals	$188,035		$150,105

For the six months ended March 31, 2025, the effect of derivative instruments on the Consolidated Statement of Operations and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Consolidated Statement of Operations Location	Realized Gain/(Loss)	Consolidated Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Commodity contracts	Net realized loss on futures contracts	$(169,693)	Net change in unrealized appreciation/ depreciation on futures contracts	$11,401

Equity contracts	Net realized loss on futures contracts	(82,459)	Net change in unrealized appreciation/ depreciation on futures contracts	(18,403)

Forward commodity exchange contracts	Net realized loss on forward commodity exchange contracts	(26,830)	Net change in unrealized appreciation/ depreciation on forward commodity exchange contracts	18,230

Forward foreign currency exchange contracts	Net realized loss on forward foreign currency exchange contracts	(4,766)	Net change in unrealized appreciation/ depreciation on forward foreign currency exchange contracts	(59,451)

Interest rate contracts	Net realized loss on futures contracts	(159,954)	Net change in unrealized appreciation/ depreciation on futures contracts	(29,080)

	Totals	$(443,702)		$(77,303)

1The AMG Systematica Managed Futures Strategy Fund had cash deposits with the futures and forward commodity exchange broker of $701,991, and cash deposits for forward foreign currency exchange contracts of $50,000.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Assets and Liabilities (unaudited) March 31, 2025

	AMG	AMG
	Systematica Managed	Systematica
	Futures	Trend-Enhanced
	Strategy Fund	Markets Fund

Assets:

Repurchase Agreements at value[1]	$4,866,000	—

Cash	744	$6,000,000

Cash deposits for futures and forward commodity exchange contracts	701,991	—

Cash deposits for forward foreign currency exchange contracts	50,000	—

Unrealized appreciation on futures contracts	126,059	—

Unrealized appreciation on forward foreign currency exchange contracts	31,013	—

Unrealized appreciation on forward commodity exchange contracts	30,963	—

Interest receivables	554	—

Receivable from affiliate	24,375	14,734

Deferred offering costs	11,820	121,793

Prepaid expenses and other assets	1,395	—

Total assets	5,844,914	6,136,527

Liabilities:

Unrealized depreciation on futures contracts	81,384	—

Unrealized depreciation on forward foreign currency exchange contracts	40,611	—

Unrealized depreciation on forward commodity exchange contracts	28,110	—

Payable to Affiliate	23,639	136,527

Accrued expenses:

Investment advisory and management fees	5,732	—

Administrative fees	717	—

Other	67,987	—

Total liabilities	248,180	136,527

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$5,596,734	$6,000,000

[1] Repurchase Agreements at cost	$4,866,000	—

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Assets and Liabilities (continued)

	AMG	AMG
	Systematica Managed	Systematica
	Futures	Trend-Enhanced
	Strategy Fund	Markets Fund

Net Assets Represent:

Paid-in capital	$6,224,707	$6,000,000

Total distributable loss	(627,973)	—

Net Assets	$5,596,734	$6,000,000

Class N:

Net Assets	$44,354	$50,000

Shares outstanding	5,000	5,000

Net asset value, offering and redemption price per share	$8.87	$10.00

Class I:

Net Assets	$44,354	$50,000

Shares outstanding	5,000	5,000

Net asset value, offering and redemption price per share	$8.87	$10.00

Class Z:

Net Assets	$5,508,026	$5,900,000

Shares outstanding	620,954	590,000

Net asset value, offering and redemption price per share	$8.87	$10.00

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Operations (unaudited) For the period ended March 31, 2025

	AMG	AMG
	Systematica Managed	Systematica
	Futures	Trend-Enhanced
	Strategy Fund	Markets Fund[1]

Investment Income:

Interest income	$124,095	—

Total investment income	124,095	—

Expenses:

Investment advisory and management fees	36,342	—

Administrative fees	4,543	—

Distribution fees - Class N	57	—

Amortization of offering costs	69,387	—

Professional fees	32,190	—

Custodian fees	18,548	—

Reports to shareholders	10,077	—

Registration fees	2,617	—

Trustee fees and expenses	229	—

Transfer agent fees	186	—

Organizational costs	—	14,734

Miscellaneous	1,985	—

Total expenses before offsets	176,161	14,734

Expense reimbursements	(133,633)	(14,734)

Fee waivers	(7,325)	—

Administrative fees waiver	(231)	—

Distribution fees waiver - Class N	(57)	—

Net expenses	34,915	—

Net investment income	89,180	—

Net Realized and Unrealized Loss:

Net realized loss on forward foreign currency exchange contracts	(4,766)	—

Net realized loss on futures contracts	(412,106)	—

Net realized loss on foreign currency transactions	(1,289)	—

Net realized loss on forward commodity exchange contracts	(26,830)	—

Net change in unrealized appreciation/depreciation on futures contracts	(36,082)	—

Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(59,451)	—

Net change in unrealized appreciation/depreciation forward commodity exchange contracts	18,230	—

Net change in unrealized appreciation/depreciation on foreign currency translations	(32)	—

Net realized and unrealized loss	(522,326)	—

Net decrease in net assets resulting from operations	$(433,146)	—

[1] Commencement of operations was March 31, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statements of Changes in Net Assets For the period ended March 31, 2025 (unaudited) and the period ended September 30, 2024

	AMG Systematica Managed Futures Strategy Fund		AMG Systematica Trend-Enhanced Markets Fund

	March 31, 2025	September 30, 2024[1]	March 31, 2025[2]

Decrease in Net Assets Resulting From Operations:

Net investment income	$89,180	$89,886	—

Net realized loss on investments	(444,991)	(474,285)	—

Net change in unrealized appreciation/depreciation on investments	(77,335)	118,242	—

Net decrease in net assets resulting from operations	(433,146)	(266,157)	—

Capital Share Transactions:[3]

Net increase (decrease) from capital share transactions	(3,963)	6,300,000	$6,000,000

Total increase (decrease) in net assets	(437,109)	6,033,843	6,000,000

Net Assets:

Beginning of period	6,033,843	—	—

End of period	$5,596,734	$6,033,843	$6,000,000

1 Commencement of operations was May 1, 2024.

2 Commencement of operations was March 31, 2025.

3 See Note 1(h) of the Consolidated Notes to Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	September 30,
	March 31, 2025
Class N	(unaudited)	2024[1]

Net Asset Value, Beginning of Period	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.14	0.15

Net realized and unrealized loss on investments	(0.83)	(0.59)

Total loss from investment operations	(0.69)	(0.44)

Net Asset Value, End of Period	$8.87	$9.56

Total Return[3,4]	(7.22)%[5]	(4.40)%[5]

Ratio of net expenses to average net assets	1.21%[6]	1.40%[6]

Ratio of gross expenses to average net assets[7]	6.37%[6]	10.96%[6,8]

Ratio of net investment income to average net assets[3]	3.10%[6]	3.61%[6]

Portfolio turnover[9]	0%[5]	0%[5]

Net assets end of period (000’s) omitted	$44	$48

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	September 30,
	March 31, 2025
Class I	(unaudited)	2024[1]

Net Asset Value, Beginning of Period	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.14	0.15

Net realized and unrealized loss on investments	(0.83)	(0.59)

Total loss from investment operations	(0.69)	(0.44)

Net Asset Value, End of Period	$8.87	$9.56

Total Return[3,4]	(7.22)%[5]	(4.40)%[5]

Ratio of net expenses to average net assets	1.21%[6]	1.40%[6]

Ratio of gross expenses to average net assets[7]	6.12%[6]	10.71%[6,8]

Ratio of net investment income to average net assets[3]	3.10%[6]	3.61%[6]

Portfolio turnover[9]	0%[5]	0%[5]

Net assets end of period (000’s) omitted	$44	$48

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	September 30,
	March 31, 2025
Class Z	(unaudited)	2024[1]

Net Asset Value, Beginning of Period	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.14	0.15

Net realized and unrealized loss on investments	(0.83)	(0.59)

Total loss from investment operations	(0.69)	(0.44)

Net Asset Value, End of Period	$8.87	$9.56

Total Return[3,4]	(7.22)%[5]	(4.40)%[5]

Ratio of net expenses to average net assets	1.21%[6]	1.40%[6]

Ratio of gross expenses to average net assets[7]	6.12%[6]	10.71%[6,8]

Ratio of net investment income to average net assets[3]	3.10%[6]	3.61%[6]

Portfolio turnover[9]	0%[5]	0%[5]

Net assets end of period (000’s) omitted	$5,508	$5,938

[1]	Commencement of operations was May 1, 2024.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Consolidated Notes to Financial Statements.)

[8]	Ratio does not reflect the annualization of audit fees and organizational costs.

[9]	There were no long-term transactions.

The accompanying notes are an integral part of these consolidated financial statements.

Notes to Consolidated Financial Statements (unaudited) March 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Systematica Managed Futures Strategy Fund (“Managed Futures Strategy”) and AMG Systematica Trend-Enhanced Markets Fund (“Trend-Enhanced Markets”), each a “Fund” and collectively, the “Funds”. Trend-Enhanced Markets commenced operations on March 31, 2025 and commenced investment operations on April 1, 2025. The Fund began investing in securities and incurring operating expenses on April 1, 2025.

Each Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified.

The Funds’ consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements:

a. BASIS OF CONSOLIDATION

The accompanying consolidated financial statements of Managed Futures Strategy include the accounts of AMG Systematica Subsidiary Fund I (the “Managed Futures Strategy Subsidiary”), which is a wholly-owned subsidiary of Managed Futures Strategy and organized under the laws of the Cayman Islands. The accompanying consolidated financial statements of Trend-Enhanced Markets include the accounts of AMG Systematica Subsidiary Fund II (the “Trend-Enhanced Subsidiary”), which is a wholly-owned subsidiary of Trend-Enhanced Markets and organized under the laws of the Cayman Islands. The Managed Futures Strategy Subsidiary and the Trend-Enhanced Subsidiary are each referred to as a “Subsidiary “ and collectively as the “Subsidiaries”.

Managed Futures Strategy may invest up to 25% of its total assets in the Managed Futures Strategy Subsidiary and the Managed Futures Strategy Subsidiary acts as an investment vehicle for Managed Futures Strategy to invest in certain types of commodity-linked derivative instruments. Trend-Enhanced Markets may invest up to 25% of its total assets in the Trend-Enhanced Subsidiary and the Trend-Enhanced Subsidiary acts as an investment vehicle for Trend-Enhanced Markets to invest in certain types of commodity-linked derivative instruments.

Intercompany accounts and transactions have been eliminated.

At March 31, 2025, the Managed Futures Strategy Subsidiary’s net assets were $263,370 or 4.7% of the Managed Futures Strategy’s net assets. The Trend-Enhanced Subsidiary’s net assets were $0 or 0.0% of the Trend-Enhanced Markets’ net assets.

b. VALUATION OF INVESTMENTS

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Forward commodity exchange contracts traded on the London Mercantile Exchange, which do not have significant trading volume, may be valued using a commodity futures contract price if the commodity forward exchange contract and commodity futures contract have similar terms (i.e., same maturity date, strike price and underlying commodity asset).

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair

Notes to Consolidated Financial Statements (continued)

value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, futures contracts, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., forward foreign currency exchange contracts, forward commodity exchange contracts, debt securities, government securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

c. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

d. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

e. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to the write-off of net operating losses for Managed Futures Strategy. Temporary differences are primarily due to mark to market of open forward and futures contracts for Managed Futures Strategy. As of March 31, 2025, Trend-Enhanced Markets had no permanent or temporary differences.

At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized* appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation
Managed Futures Strategy	$4,866,000	—	—	—
Trend -Enhanced Markets	—	—	—	—

*The unrealized appreciation and depreciation for federal income tax purposes for futures and forward contracts approximates book net unrealized appreciation of $37,930.

f. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ consolidated financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Each Subsidiary is classified as a “controlled foreign corporation” under Subchapter N of the Code. Therefore, each Fund is required to increase its taxable income by its share of the respective Subsidiary’s income. Net investment losses of a Subsidiary cannot be deducted by the applicable Fund in the current period nor carried forward by the Subsidiary to offset taxable income in future periods.

Notes to Consolidated Financial Statements (continued)

Furthermore, based on each Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

g. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2024, Managed Futures Strategy had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Managed Futures Strategy	$117,419	$70,059	$187,478

As Trend-Enhanced Markets commenced operations on March 31, 2025, it had no capital loss carryovers for federal income tax purposes as of September 30, 2024. Should Trend-Enhanced Markets incur net capital losses for the fiscal year ended September 30, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

h. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal period ended March 31, 2025 (unaudited) and the fiscal year ended September 30, 2024, the capital stock transactions by class for the Funds were as follows:

	Managed Futures Strategy				Trend-Enhanced Markets

	March 31, 2025		September 30, 2024[1]		March 31, 2025[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	5,000	$50,000	5,000	$50,000

Class I:

Shares sold	—	—	5,000	$50,000	5,000	$50,000

Class Z:

Shares sold	—	—	621,381	$6,200,000	590,000	$5,900,000

Shares redeemed	(427)	$(3,963)	—	—	—	—

Net increase (decrease)	(427)	$(3,963)	621,381	$6,200,000	590,000	$5,900,000

1 Commencement of operations was May 1, 2024.

2 Commencement of operations was March 31, 2025.

At March 31, 2025, certain affiliated or unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Managed Futures Strategy - two own 100% and Trend-Enhanced Markets - one owns 100%. Transactions by these shareholders may have a material impact on the Funds.

i. REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements (“Repurchase Agreements”) for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At March 31, 2025, the market value of Repurchase Agreements outstanding for Managed Futures Strategy and Trend-Enhanced Markets was $4,866,000 and $0, respectively.

j. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

Notes to Consolidated Financial Statements (continued)

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

k. ORGANIZATIONAL AND OFFERING COSTS

All of Managed Futures Strategy’s offering costs were deferred and are being amortized on the straight-line method over a period of one year from the commencement of operations. For the six months ended March 31, 2025, Managed Futures Strategy expensed $69,388 of offering costs.

The Investment Manager paid organizational costs of $14,734 and offering costs of $121,793 on behalf of Trend-Enhanced Markets amounting to $136,527, which will be repaid by Trend-Enhanced Markets for the full amount thereof. Organizational costs were expensed in full during the period ended March 31, 2025. All offering costs were deferred and will be amortized on the straight-line method over a period of one year from the commencement of investment operations.

The amount of organizational and offering costs owed by the Funds to the Investment Manager is reflected as Payable to Affiliate on the Consolidated Statement of Assets and Liabilities.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust, on behalf of such Fund, its Subsidiary and the Investment Manager entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to such Fund and Subsidiary and is responsible for such Fund’s and Subsidiary’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and the Subsidiaries and monitors the subadviser’s investment performance, security holdings and investment strategies. Systematica Investments Limited, acting as general partner of Systematica Investments LP (“Systematica”), serves as subadviser to the Funds and the Subsidiaries pursuant to subadvisory agreements with the Investment Manager. Each of Systematica Investments GP Limited, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (together with Systematica, the “Systematica Group”) serves as sub-subadviser to the Funds and the Subsidiaries pursuant to sub-subadvisory agreements with Systematica. The Funds’ investment portfolios are managed by the Systematica Group.

Investment management fees are paid directly by the Funds and the Subsidiaries to the Investment Manager based on average daily net assets of the Funds and the Subsidiaries. For the six months ended March 31, 2025, Managed Futures Strategy and Managed Futures Strategy Subsidiary paid an investment management fee at the annual rate of 1.20% of the average daily net assets of Managed Futures Strategy and Managed Futures Strategy Subsidiary. During the period ended March 31, 2025, Trend-Enhanced Markets and Trend-Enhanced Subsidiary had yet to commence investment operations and did not pay an investment management fee. Effective December 6, 2024, the Investment Manager has contractually agreed, through February 1, 2026, to waive the management fee payable by Managed Futures Strategy and Managed Futures Strategy Subsidiary by 0.30%, from 1.20% to 0.90%. The Investment Manager has contractually agreed, through February 19, 2026, to waive the management fee payable by Trend-Enhanced Markets and Trend-Enhanced Subsidiary by 0.30%, from 1.20% to 0.90%.

The Investment Manager has agreed to waive the portion of the management fee that the Investment Manager otherwise would have been entitled to receive from each Fund in an amount equal to the investment management fee paid to the Investment Manager by such Fund’s Subsidiary. For the six months ended March 31, 2025 for Managed Futures Strategy, and for the one-day period consisting of March 31, 2025 for Trend-Enhanced Markets, the Investment Manager waived investment management fees payable by Managed Futures Strategy and Trend-Enhanced Markets in the amount of $7,325 and $0, respectively. The fee paid to Systematica for its services as subadviser is paid out of the fee the Investment Manager receives from the Funds and the Subsidiaries, and the fee paid to each sub-subadviser is paid out of the fee that Systematica receives from the Investment Manager. These fees do not increase the expenses of the Funds or the Subsidiaries.

The Investment Manager has contractually agreed, through at least February 1, 2026 for Managed Futures Strategy and February 1, 2027 for Trend-Enhanced Markets, to waive management fees and/or pay or reimburse the Funds’ and/or the Subsidiaries’ expenses in order to limit the aggregate of the Funds’ total annual operating expenses and the Subsidiaries’ total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) to the annual rate of 1.40% of the aggregate average daily net assets attributable to the Funds and the Subsidiaries (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds and the Subsidiaries in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Funds or the Subsidiaries, provided that such repayment would not cause the aggregate of the Funds’ total annual operating expenses and the Subsidiaries’ total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Funds or the Subsidiaries.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended March 31, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

Managed Futures Strategy	$133,633	—

Trend-Enhanced Markets	14,734	—

Notes to Consolidated Financial Statements (continued)

At March 31, 2025, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Managed Futures Strategy	Trend-Enhanced Markets

2-3 years	$558,382	14,734

Total	$558,382	$14,734

The Trust, on behalf of the Funds, and the Subsidiaries have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ and the Subsidiaries’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ and the Subsidiaries’ operations, including administration and shareholder services to the Funds and the Subsidiaries. The Funds and the Subsidiaries each pay a fee to the Administrator at the rate of 0.15% per annum of the Funds’ and the Subsidiaries’ average daily net assets for this service. The Administrator has agreed to waive the portion of the administrative fee that the Administrator otherwise would have been entitled to receive from each Fund in an amount equal to the administrative fee paid to the Administrator by such Fund’s Subsidiary. For the six months ended March 31, 2025, the Administrator waived administrative fees payable by the Managed Futures Strategy and Trend-Enhanced Markets in the amount of $231 and $0, respectively.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares. Effective May 1, 2024 for Managed Futures Strategy and April 1, 2025 for Trend-Enhanced Markets, the Distributor has agreed to voluntarily waive the 12b-1 fees attributable to Class N shares of each Fund for so long as the only investors in such class are entities affiliated with the Distributor.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended March 31, 2025, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Managed Futures Strategy

Class N	0.15%	0.00%

Class I	0.10%	0.00%

Trend-Enhanced Markets

Class N	0.15%	0.00%

Class I	0.10%	0.00%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Consolidated Statement of Operations as interest income and interest expense, respectively. At March 31, 2025, the Funds had no interfund loans outstanding. The Funds did not lend or borrow during the six months ended March 31, 2025.

3. PURCHASES AND SALES OF SECURITIES

There were no purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2025.

The Funds had no purchases or sales of U.S. Government Obligations during the fiscal period ended March 31, 2025.

Notes to Consolidated Financial Statements (continued)

4. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. By investing in a Subsidiary, each Fund is exposed to the risks associated with such Subsidiary’s investments. References to investments of the Funds and risks of investing in the Funds include underlying investments of the Subsidiaries and risks associated therewith. Please refer to the Funds’ current prospectuses for additional information about the Funds’ principal risks.

Management Risk: The Systematica Group’s investment process, techniques and analyses may not achieve their desired results and the securities or other financial instruments selected for the Funds may result in returns that are inconsistent with the Funds’ investment objective. In addition, in the event of the death, incapacity, departure, insolvency or withdrawal of any key individuals, the performance of the Funds may be adversely affected.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Non-Diversified Fund Risk: The Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Funds at greater risk. Notwithstanding each Fund’s’ status as a “non-diversified” investment company under the 1940 Act, each Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Analytical Model Risk: Each Fund’s investment strategy depends upon the reliability, accuracy and analyses on systematic trading models, which are analytical models. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and errors or issues in the construction and implementation of the models (including, but not limited to, input or design issues, software issues and other technological issues). There is no guarantee that the Systematica Group’s use of these models will result in effective investment decisions for a Fund. To the extent that such models (or the assumptions underlying them) contain an error, are input or designed incorrectly, or are incorrect or incomplete, a Fund may not perform as anticipated, which could result in substantial losses. All models ultimately depend upon the assumptions embedded in the models with oversight from the investment team. To the extent that the judgment or assumptions are incorrect with respect to any investment, a Fund can suffer substantial losses. From time to time the Systematica Group may exercise discretion over trading orders. Such discretion may cause a Fund to incur losses or cause the Fund to forego profits which it may have otherwise earned had such discretion not been used.

The model’s computerized trading systems rely on the ability of the Systematica Group’s personnel to accurately process such systems’ outputs and to use the proper trading orders to execute the transactions called for by the systems. In addition, the model is highly dependent on the proper functioning of its internal computer systems. The Systematica Group systems are accordingly subject to human errors and any defects, failures, inaccuracies or interruptions of such systems could disrupt trading or make trading impossible until such failure is remedied. Any such failure, and consequential inability to trade, could cause a Fund to experience significant trading losses or to miss opportunities for profitable trading.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Leverage Risk: Borrowing and some derivative investments such as futures and forward commitment transactions may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Short Position Risk: The Funds will incur a loss from a short position if the value of the reference instrument increases after the time the Funds entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Funds’ losses. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Forward and Futures Contract Risk: The successful use of forward and futures contracts will depend upon the Systematica Group’s skill and experience with respect to such instruments and are subject to special risk considerations. Entering into forward or futures contracts involves all of the risks generally associated with entering into derivatives. However, the primary risks associated with the use of forward and futures contracts include (i) the imperfect correlation between the change in market value of the instruments held by the Funds and the price of the forward or futures contract; (ii) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements,

Notes to Consolidated Financial Statements (continued)

which are potentially unlimited; (iv) the Systematica Group’s inability to predict correctly the direction of commodity and/or securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; (vi) if a Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements, and it may have to sell at a time when it is disadvantageous to do so; (vii) the possibility that the Funds may be delayed or prevented from recovering margin or other amounts deposited with a counterparty (including a futures commission merchant or clearinghouse); (viii) the possibility that position or trading limits will preclude the Systematica Group from taking positions in certain futures contracts on behalf of the Funds; and (ix) the risks typically associated with foreign investments to the extent the Funds invest in derivatives traded on markets outside the United States.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Subsidiary Risk: By investing in a Subsidiary, a Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that a Subsidiary’s investments will contribute favorably to the applicable Fund’s returns. The Subsidiaries are not registered under the 1940 Act, and are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Funds’ prospectuses and could adversely affect the Funds, such as by reducing the Funds’ investment returns. A Fund’s ability to invest in a Subsidiary will potentially be limited by such Fund’s intention to qualify as a regulated investment company, and might adversely affect such Fund’s ability to so qualify.

Commodities Exposure Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The Funds’ ability to invest in commodity-linked derivative instruments may be limited by the Funds’ intention to qualify as regulated investment companies, and could adversely affect the Funds’ ability to so qualify.

Tax Risk: Each Fund intends to elect to be treated and intends to qualify and to be eligible to be treated each taxable year as a “regulated investment company” accorded favorable tax treatment under the Code. The Funds’ investments in commodities or commodity-related investments can be limited by the Funds’ intention to qualify as regulated investment companies, and can limit the Funds’ ability to so qualify.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Funds to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, a Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of such Fund.

High Portfolio Turnover Risk: The Funds’ portfolio turnover excludes transactions related to forward and futures contracts in accordance with regulatory requirements. If such transactions were included, the Funds’ portfolio turnover may be higher. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Consolidated Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Consolidated Schedule of Portfolio Investments.

Notes to Consolidated Financial Statements (continued)

For the six months ended March 31, 2025, the average monthly balances of derivative financial instruments outstanding were as follows:

Managed Futures Strategy

Forward Foreign Currency Exchange Contracts

Average U.S. Dollar notional value	$10,577,382

Financial Futures Contracts

Average number of contracts bought	159

Average number of contracts sold	114

Average notional value of contracts bought	$13,886,463

Average notional value of contracts sold	$10,523,065

During the period ended March 31, 2025, Trend-Enhanced Markets had yet to commence investment operations and did not hold derivative financial instruments.

8. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Funds may enter into forward foreign currency exchange contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward foreign currency exchange contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized appreciation or depreciation. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

As of March 31, 2025, Managed Futures Strategy had unrealized appreciation on open forward foreign currency exchange contracts of $31,013 and unrealized depreciation on open forward foreign currency exchange contracts of $40,611.

During the period ended March 31, 2025, Trend-Enhanced Markets had yet to commence investment operations and did not hold forward foreign currency exchange contracts.

9. FUTURES CONTRACTS AND FORWARD COMMODITY EXCHANGE CONTRACTS

The Funds may utilize futures contracts, including futures contracts in global equity and fixed-income securities, commodities, interest rate futures contracts, foreign currency futures contracts on security, forward commodity exchange contracts and commodities indices (including broad-based security indices), for any purpose, including for investment purposes and for hedging purposes. There are certain risks associated with futures contracts and forward commodity exchange contracts including that prices may not move as expected and/or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract or forward commodity exchange contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by a Fund depending on the fluctuations in the value of the futures contracts or forward commodity exchange contracts and the value of cash or securities on deposit with the futures broker. A Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the such Fund. A Fund pays or receives variation margin periodically. As of March 31, 2025, Managed Futures Strategy had total equity in the futures account of $749,519, which consists of cash deposited with the futures broker of $701,991, and net unrealized appreciation on open futures and forward commodity exchange contracts of $47,528. During the period ended March 31, 2025, Trend-Enhanced Markets had yet to commence investment operations and did not hold futures contracts or forward commodity exchange contracts.

Variation margin on futures contracts and forward commodity exchange contracts is recorded as unrealized appreciation or depreciation until the futures contract or forward commodity exchange contract is closed or expired. A Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) on futures contracts or forward commodity exchange contracts until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts or forward commodity exchange contracts.

10. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for repurchase agreements and derivatives contracts, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Consolidated Statement of Assets and Liabilities. For derivative transactions see Notes 7, 8 and 9.

Notes to Consolidated Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements, forward foreign currency exchange contracts and forward commodity exchange contracts that are subject to a master netting agreement as of March 31, 2025:

		Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Managed Futures Strategy

JPMorgan Chase	$30,963	$(28,110)	$2,853	—	$2,853

UBS AG	31,013	(31,013)	—	—	—

Fixed income clearing corp.	4,866,000	—	$4,866,000	$(4,866,000)	—

Total	$4,927,976	$(59,123)	$4,868,853	$(4,866,000)	$2,853

		Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Fund	Gross Amounts of (Liabilities) Presented in the Consolidated Statement of Assets and Liabilities	Offset Amount	Net (Liability) Balance	Collateral Received	Net Amount

Managed Futures Strategy

JPMorgan Chase	$(28,110)	$28,110	—	—	—

UBS AG	(40,611)	31,013	$(9,598)	—	$(9,598)

Total	$(68,721)	$59,123	$(9,598)	—	$(9,598)

11. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ consolidated financial statements which require an additional disclosure in or adjustment of the Funds’ consolidated financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended March 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended March 31, 2025, is reflected as “Trustee fees and expenses” on the Consolidated Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended March 31, 2025.

Trustee fees and expenses

AMG Systematica Managed Futures Strategy Fund	$229

AMG Systematica Trend-Enhanced Markets Fund	0

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Approval of Amendment to Fund Management Agreement, Subadvisory Agreements, and Sub-Subadvisory Agreements with Respect to AMG Systematica Trend-Enhanced Markets Fund and AMG Systematica Subsidiary Fund II

At an in-person meeting held on December 5, 2024, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds I (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Fund Management Agreement (the “Fund Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG Systematica Trend-Enhanced Markets Fund, a new series of the Trust (the “New Fund”), and AMG Systematica Subsidiary Fund II, a wholly owned subsidiary of the New Fund (the “Subsidiary”); a Subadvisory Agreement between the Investment Manager and Systematica Investments Limited, acting as general partner of Systematica Investments LP (the “Subadviser”) relating to the New Fund (the “New Fund Subadvisory Agreement”); a Subadvisory Agreement between the Investment Manager and the Subadviser relating to the Subsidiary (together with the New Fund Subadvisory Agreement, the “Subadvisory Agreements”); Sub-Subadvisory Agreements between the Subadviser and each of Systematica Investments GP Limited, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (each a “Sub-Subadviser”) with respect to the New Fund (each a ”New Fund Sub-Subadvisory Agreement”); and Sub-Subadvisory Agreements between the Subadviser and each Sub-Subadviser with respect to the Subsidiary (together with the New Fund Sub-Subadvisory Agreements, the “Sub-Subadvisory Agreements”). (The Subadviser and the Sub-Subadvisers are collectively referred to as the “Systematica Group,” the Fund Management Agreement, the Subadvisory Agreements, and the Sub-Subadvisory Agreements are collectively referred to as the “New Fund Agreements”, and for the remainder of this appendix, “New Fund” includes the Subsidiary except where otherwise noted.) The Independent Trustees were separately represented by independent legal counsel in their consideration of the New Fund Agreements and met with their independent legal counsel in a private session at which no representatives of management were present to consider the New Fund and the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Fund, the Investment Manager, and the Systematica Group provided in connection with meetings of the Board held on September 12, 2024 and December 5, 2024, including fee and expense information for an appropriate peer group of similar mutual funds for the New Fund (the “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by the Investment Manager and the Systematica Group under their respective agreements. Because the New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Fund was provided. The Trustees, however, considered the performance of AMG Systematica Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”), which has the same investment adviser, subadviser, sub-subadvisers, and investment team as the New Fund, as well as other products managed by the Systematica Group. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Fund Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Fund Complex, which, as of December 5, 2024, consisted of 36 funds, the quality of the performance of the Investment Manager’s duties under the Fund Management Agreement and the Administration Agreement between the Investment Manager and the Trust and the Trustees’ knowledge of the Investment Manager’s management team.

In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of the Systematica Group; (b) the Investment Manager’s ability to supervise the New Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Fund Management Agreement and supervising the Systematica Group, the Investment Manager will: perform periodic detailed analyses and reviews of the performance by the Systematica Group of its obligations to the New Fund, including without limitation analysis and review of portfolio and other compliance matters and review of the Systematica Group’s investment performance with respect to the New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of the Systematica Group and other information regarding the Systematica Group, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of the Systematica Group responsible for performing the Systematica Group’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of the Systematica Group and make appropriate reports to the Trustees; perform periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Systematica Group; assist the Trustees and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and Sub-Subadvisory Agreements and, after an initial two-year period, annual consideration of such agreements; prepare recommendations with respect to the continued retention of the Systematica Group or the replacement of the Systematica Group, including at the request of the Board; identify potential successors to, or replacements of, the Systematica Group or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Trustees a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Fund Management Agreement and applicable law. The Trustees noted the affiliation of the Systematica Group with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Fund Management Agreement and noted that, as of October 31, 2024, the Investment Manager had approximately $19.8 billion in mutual fund assets

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

under management. The Trustees also considered the Investment Manager’s risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by the Subadviser under the Subadvisory Agreements and each Sub-Subadviser under the Sub-Subadvisory Agreements, the Trustees evaluated, among other things: (a) the expected services to be rendered by the Subadviser and each Sub-Subadviser to the New Fund; (b) the qualifications and experience of the Systematica Group personnel; and (c) the Systematica Group compliance program. The Trustees also took into account the financial condition of the Systematica Group with respect to its ability to provide the services required under the Subadvisory Agreements and Sub-Subadvisory Agreements and noted that, as of September 30, 2024, the Systematica Group managed approximately $14 billion in assets. The Trustees also considered the Systematica Group’s risk management processes.

The Trustees also considered information regarding the nature, extent and quality of services provided by the Investment Manager to funds in the AMG Fund Complex in connection with the Trustees’ annual consideration of the existing funds’ contractual arrangements. The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing the New Fund. Among other things, the Trustees reviewed information about portfolio management and other professional staff and information regarding the Systematica Group’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individuals at the Systematica Group that are expected to have portfolio management responsibility for the New Fund, including the information set forth in the New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that the New Fund is proposed to be managed by the same team that manages the Managed Futures Strategy Fund, which includes the Systematica Group’s Founder and Chief Executive Officer, its Co-Chief Investment Officers, and four of its Product Managers. The Trustees also took into account presentations made at the September 12, 2024 and December 5, 2024 Board meetings by representatives from the Systematica Group regarding its trend-following and long-only strategies.

PERFORMANCE

Because the New Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of the Managed Futures Strategy Fund and other products managed by the Systematica Group.

ADVISORY FEES, FUND EXPENSES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee to be charged by the Investment Manager for managing the New Fund, the Trustees noted that the Investment Manager, and not the New Fund, will be responsible for paying the fees charged by the Subadviser, and, in turn, the Subadviser will be responsible for paying the fees charged by each Sub-Subadviser, and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also noted that the Investment Manager would indirectly benefit from compensation received by the Systematica Group because the Investment Manager and the Systematica Group are affiliated. The Trustees also noted that the Subadviser and certain affiliates of both the Subadviser and the Investment Manager intend to enter into a revenue and expense sharing agreement that includes terms related to the revenue and expenses of the New Fund. The Trustees noted that the New Fund’s proposed combined advisory and administration fees were higher than the mean for the New Fund’s Peer Group and that the anticipated total gross expenses for the New Fund’s first fiscal year were higher than the Peer Group mean, measured as of September 30, 2024. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through at least February 1, 2027, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the New Fund to the annual rate of 1.40% of the New Fund’s average daily net assets, noting that the anticipated net expenses of the New Fund were lower than the mean for the New Fund’s

Peer Group with respect to Class I and Class Z of the New Fund and higher than the mean with respect to Class N. The Trustees noted that these expense comparison figures did not reflect the Investment Manager’s agreement to also waive 0.30% of the New Fund’s management fee for at least the first year of the New Fund’s operations, which would further reduce the New Fund’s net expense ratios. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and the Systematica Group and the considerations noted above with respect to the Investment Manager and the Systematica Group, the New Fund’s advisory fees, subadvisory fees, and sub-subadvisory fees are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of investment advisory services to the New Fund, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as investment manager to the New Fund), received by the Investment Manager and its affiliates attributable to managing the New Fund; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the New Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the New Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the New Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the New Fund’s assets increase over time, the Investment Manager may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

In considering the anticipated profitability of the Systematica Group with respect to the provision of subadvisory and sub-subadvisory services to the New Fund, although recognizing that profitability with respect to the New Fund is speculative, the Trustees considered information regarding the

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Systematica Group’s organization, management and financial stability. The Trustees noted that, because the Systematica Group is an affiliate of the Investment Manager, a portion of the Systematica Group’s revenues or anticipated profitability might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are to be paid by the Investment Manager out of its advisory fee and that the sub-subadvisory fees are to be paid by the Subadviser out of its subadvisory fee. The Trustees also took into account management’s discussion of the services the Subadviser and each Sub-Subadviser is expected to provide in performing its functions under the Subadvisory Agreements and the Sub-Subadvisory Agreements, respectively. The Trustees also considered the anticipated net assets of the New Fund for its first year of operations. Based on the foregoing, the Trustees concluded that the profitability to the Systematica Group is expected to be reasonable and that, since the New Fund does not currently have any assets, the Systematica Group is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the New Fund’s assets increase over time, the Systematica Group may realize economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the New Fund Agreements: (a) the Investment Manager and the Systematica Group have demonstrated that they possess the capability and resources to perform the duties required of them under the Fund Management Agreement, the Subadvisory Agreements, and the

Sub-Subadvisory Agreements; (b) the Systematica Group’s investment strategy is appropriate for pursuing the New Fund’s investment objectives; (c) the Systematica Group is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and the Systematica Group maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of the New Fund and its shareholders. Accordingly, on December 5, 2024, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Systematica Investments Limited,

acting as general partner of Systematica

Investments LP.

First Floor, 29 Esplanade

St Helier, Jersey, JE2 3QA

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds' shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds' website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds' proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds' website at wealth.amg.com. To review a complete list of the Funds' portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as

 general partner of Systematica

 Investments LP

wealth.amg.com	033125 SAR092

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: June 9, 2025

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: June 9, 2025